Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges										$ 59,241	$ 56,589	$ 50,597
Outsourcing expenses										32,899	24,335	26,158
Travelling and conveyance										4,271	3,586	3,105
Communication										6,525	5,339	5,288
Repairs and maintenance										5,905	5,303	5,300
Rent											6,581	7,701
Legal and professional	[1]									9,670	7,975	7,894
Website hosting charges										20,165	11,228	6,771
Provision for litigations										30,800
Net loss on disposal of property, plant and equipment										19	(53)	70
Intangible assets written off												356
Miscellaneous expenses										15,906	12,359	7,326
Total		$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 35,719	$ 33,631	$ 30,961	$ 32,984	$ 185,401	$ 133,295	$ 120,566

[1]	Notes: *Includes USD 144 towards cost related to share based payment for the year ended March 31, 2020 (March 31, 2019: USD 288 and March 31, 2018: 144).